Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Texts Block [Abstract]
Summary of Revenue from Contracts with Customers
i.
Revenue streams

	For six months ended June 30
	2024	2023
(in $ millions)	$	$
Deliveries	707	613
Mobility	493	403
Financial services	115	75
Others	2	1
	1,317	1,092

Mobility revenue includes rental income from motor vehicles of $81 million (2023: $71 million).

ii.
Geographic information

	2024	2023
(in $ millions)	$	$
Singapore	274	216
Malaysia	376	319
Indonesia	313	287
Philippines	121	88
Thailand	119	94
Rest of Southeast Asia	114	88
	1,317	1,092